NATURE OF BUSINESS AND OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NATURE OF BUSINESS AND OPERATIONS
NATURE OF BUSINESS AND OPERATIONS

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

Catalyst Crew Technologies Corp. (Blue Chip Technologies Corp.) (the “Company or “CBBB”) was incorporated in the State of Nevada on September 11, 2008. At that time the primary business of the Company was to act as a global broker for business and private jets by connecting travelers (corporations, institutions and wealthy private individuals) with executive aircraft that are independently owned and operated by third party companies or individuals. On February 5, 2015, the Company changed its name to better reflect its anticipated new business direction. The Company had received approval of its Federal Permit to distribute alcoholic beverages, which would be accomplished, through its subsidiaries, Continental Beverage Inventory and Warehousing Ltd., and promotional activities through Continental Beverage Marketing and Promotion Inc. In early 2016, the Company abandoned its activities and ceased to operate.

On March 20, 2023, the “Company entered into an Asset Purchase Agreement by and among the Company, on the one hand and JT Technologies LLC (“JTLLC”) and Nitish Sharma, an individual and the sole managing member of JTLLC, on the other hand whereby the Company acquired various big data analytics related assets from the Seller for use in the gaming and gambling industry to analyze player behavior and fraud protection, among other similar information. Collectively, al intellectual property, proprietary and non-proprietary technology, know-how, and all other assets of the seller that maybe, directly, or indirectly, applied to big data analytics in the gaming and gaming industry are referred to hereinafter as the “Acquired Assets”. In exchange for the Acquired Assets, the Company issued 5,000,000 restricted shares of the 2. Buyer’s common stock to Seller.

On May 26, 2023, the Company changed its name to Blue Chip Technologies Corporation.

On September 18, 2023, the Company received notice of resignation from Mr. Andrew Gaudet from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Secretary. Mr. Gaudet retained his position as a member of the Company’s Board of Directors.

Effective the same day, the Company entered into an Executive Employment with Gurneet Kaur whereby Ms. Kaur agreed to serve as the Company’s Chief Executive Officer, President, Chief Financial Officer, Treasurer, Secretary, and as Chairman of the Company’s Board of Directors. On the same day, and pursuant to a Stock Purchase Agreement, Ms. Kaur acquired 48,944,965 shares of common stock from Nitish Sharma. Accordingly, Ms. Kaur now owns 72,944,965 restricted shares of our common stock, which represents approximately 66.53% of the total issued and outstanding shares of common stock.

On June 5, 2024, Ms. Kaur sold, by way of Stock Purchase Agreement (the “SPA”), 72,944,965 restricted shares of the Company’s common stock to Waqas Nakhwa. As a result of this SPA, Nakhwa is now deemed our controlling shareholder by virtue of his purchase of the Shares and holds 66.53% of our total voting stock.

Additionally, on June 7, 2024, the Company received notice of resignation from Ms. Kaur from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, Secretary and Director of the Company. Ms. Kaur’s resignation was not the result of any disagreements between Ms. Kaur and the Company relating to the Company’s operations, policies, or practices.

Effective immediately upon the resignation of Ms. Kaur, the Company’s Board of Directors appointed Mr. Nakhwa to serve as President, Chief Executive Officer, Treasurer, Chief Financial Officer, Secretary and Chairman of the Board of Directors to serve until the next annual meeting of the Company or until his respective successor is duly appointed. Mr. Nakhwa accepted all such appointments, effective as of June 7, 2024.

On June 9, 2024, the Company entered into an Asset Transfer Agreement with Mr. Nakhwa pursuant to which Mr. Nakhwa assigned to the Company all of Mr. Nakhwa’s interest in Facial Recognition Technology (FRT) solutions and intellectual property associated therewith in exchange for $1.00.

On June 11, 2024, as a result of this change in management, the Company’s Board of Directors voted to (i) cease all prior operations of the Company involving big data analytics software for use in the gaming and financial technology industries, (ii) relinquish and disavow any and all interest in existing subsidiaries as of June 11, 2024 and (iii) amend the Company’s Articles of Incorporation to change the name of the Company to “Catalyst Crew Technologies Corp.” to more accurately reflect the Company’s new business direction. The Company will endeavor to affect the name change in near future or at such time management deems the name change appropriate. In the interim period until we affect this proposed name change, we will be operating as “Catalyst Crew Technologies.

On July 1, 2024, the Company’s Board of Directors approved a Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to “Catalyst Crew Technologies Corp.”

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States. Management is of the opinion that all necessary adjustments have been made to make these interim consolidated financial statements not misleading.

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

Blue Chip Technologies Corp. (Formerly Continental Beverage Brands Corporation) (the “Company or “CBBB”) was incorporated in the State of Nevada on September 11, 2008. At that time the primary business of the Company was to act as a global broker for business and private jets by connecting travelers (corporations, institutions and wealthy private individuals) with executive aircraft that are independently owned and operated by third party companies or individuals. On February 5, 2015, the Company changed its name to better reflect its anticipated new business direction. The Company had received approval of its Federal Permit to distribute alcoholic beverages, which would be accomplished, through its subsidiaries, Continental Beverage Inventory and Warehousing Ltd., and promotional activities through Continental Beverage Marketing and Promotion Inc. In early 2016, the Company abandoned its activities and ceased to operate.

On March 20, 2023, the “Company entered into an Asset Purchase Agreement by and among the Company, on the one hand and JT Technologies LLC (“JTLLC”) and Nitish Sharma, an individual and the sole managing member of JTLLC, on the other hand whereby the Company acquired various big data analytics related assets from the Seller for use in the gaming and gambling industry to analyze player behavior and fraud protection, among other similar information. Collectively, al intellectual property, proprietary and non-proprietary technology, know-how, and all other assets of the seller that maybe, directly, or indirectly, applied to big data analytics in the gaming and gaming industry are referred to hereinafter as the “Acquired Assets”. In exchange for the Acquired Assets, the Company issued 5,000,000 restricted shares of the 2. Buyer’s common stock to Seller.

On May 26, 2023, the Company changed its name to Blue Chip Technologies Corporation.

On September 18, 2023, the Company received notice of resignation from Mr. Andrew Gaudet from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Secretary. Mr. Gaudet retained his position as a member of the Company’s Board of Directors.

Effective the same day, the Company entered into an Executive Employment with Gurneet Kaur whereby Ms. Kaur agreed to serve as the Company’s Chief Executive Officer, President, Chief Financial Officer, Treasurer, Secretary, and as Chairman of the Company’s Board of Directors. On the same day, and pursuant to a Stock Purchase Agreement, Ms. Kaur acquired 48,944,965 shares of common stock from Nitish Sharma. Accordingly, Ms. Kaur now owns 72,944,965 restricted shares of our common stock, which represents approximately 66.53% of the total issued and outstanding shares of common stock.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States. Management is of the opinion that all necessary adjustments have been made to make these interim financial statements not misleading.